Note 7 - Loans and Advances	6 Months Ended
Jun. 30, 2012
Note 7 - Loans and Advances:
Note 7 - Loans and Advances

NOTE 7 - LOANS AND ADVANCES

During the period ended June 30, 2012 the Company received a total of $149,970 from an unrelated third party and $3,611 from former director Kerry Tully. Both amounts are non interest bearing and have no fixed terms of repayment.